As filed with the Securities and Exchange Commission on October 23, 2002
Registration No. 333-89661; 811-09645

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A*

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Post-Effective Amendment No. 28	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 29 (Check appropriate box or boxes)	☒

NATIONS FUNDS TRUST
(Exact Name of Registrant as specified in Charter)
111 Center Street
Little Rock, Arkansas 72201
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854
Richard H. Blank, Jr.
c/o Stephens Inc.
111 Center Street
Little Rock, Arkansas 72201
(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq. Marco E. Adelfio, Esq. Morrison & Foerster LLP 2000 Pennsylvania Ave., N.W. Suite 5500 Washington, D.C. 20006	Carl Frischling, Esq. Kramer Levin Naftalis & Frankel 919 3rd Avenue New York, New York 10022

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to Rule 485(b), or	☐	on (date) pursuant to Rule 485(b), or

☒	60 days after filing pursuant to Rule 485(a), or	☐	on (date) pursuant to Rule 485(a).

☐	75 days after filing pursuant to paragraph (a)(2)*	☐	on (date) pursuant to paragraph(a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No. 28 to the Registration Statement of Nations Funds Trust (the “Trust”) in order to make certain modifications to the principal investment strategies of Nations Asset Allocation Fund. With the exception of the portion of the Part A included in this filing, Part A and Part B of the Trust’s Registration Statement are hereby incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

NATIONS FUNDS TRUST

CROSS REFERENCE SHEET

Part A Item No.	Prospectus
1. Front and Back Cover Pages	Front and Back Cover Pages

2. Risk/Return Summary: Investments, Risks and Performance	About this Prospectus

3. Risk/Return Summary: Fee Tables	About the Funds; Financial Highlights

4. Investment Objectives, Principal Investment Strategies, and Related Risks	About the Funds; Other Important Information

5. Management’s Discussion of Fund Performance	About the Funds

6. Management, Organization, and Capital Structure	What’s Inside; About the Funds; How the Funds Are Managed About your Investment

7. Shareholder Information	About the Funds; About your Investment

8. Distribution Arrangements	Information for Investors

9. Financial Highlights Information	Financial Highlights; About the Funds

Part B Item No.
10. Cover Page and Table of Contents	Cover Page and Table of Contents

11. Fund History	Introduction

12. Description of the Fund and Its Investments and Risks	Additional Information on Portfolio Investments

13. Management of the Funds	Trustees And Officers; Investment Advisory, Administration, Custody Transfer Agency, Shareholder Servicing and Distribution Agreements

14. Control Persons and Principal Holders of Securities	Not Applicable

15. Investment Advisory and Other Services	Investment Advisory, Administration, Custody, Transfer Agency, Shareholder Servicing And Distribution Agreements

16. Brokerage Allocation and Other Practices	Portfolio Transactions and Brokerage—General Brokerage Policy

17. Capital Stock and Other Securities	Description Of Shares; Investment Advisory, Administration, Custody, Transfer Custody, Transfer Agency, Shareholder Servicing And Distribution Agreements

18. Purchase, Redemption and Pricing of Shares	Net Asset Value—Purchases And Redemptions; Distributor

19. Taxation of the Fund	Additional Information Concerning Taxes

20. Underwriters	Investment Advisory, Administration Custody, Transfer Agency Shareholder Servicing And Distribution Agreements; Distributor

21. Calculation of Performance Data	Additional Information on Performance

22. Financial Statements	Independent Accountant and Reports

Part C Item No.	Other Information
Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document

About the sub-advisers

BACAP is this Fund’s sub-adviser. BACAP’s Investment Strategies Team makes the day-to-day investment decisions for the equity portion of the Fund. BACAP’s Fixed Income Management Team makes the day-to-day investment decisions for the fixed income and money market portions of the Fund.

What is an asset
allocation fund?

This asset allocation fund invests in a mix of equity and fixed income securities, and cash equivalents.

Each of these “asset classes” has different risk/return characteristics. The portfolio management team changes the mix based on its assessment of the expected risks and returns of each class.

Asset allocation funds like this one can provide a diversified asset mix for you in a single investment.

Nations Asset Allocation Fund

Investment objective The Fund seeks to obtain long-term growth from capital appreciation, and dividend and interest income.

Principal investment strategies
The Fund invests in a mix of equity and fixed income securities, as well as cash equivalents, including U.S. government obligations, commercial paper and other short-term, interest-bearing instruments.

The team uses asset allocation and active security selection as its principal investment approach. The team actively allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class.

The equity securities the Fund invests in are primarily common stocks of medium and large-sized companies whose market capitalizations typically are at least $1 billion and that are believed to have potential for long-term growth.

For the equity portion of the Fund, the team starts with a universe of companies generally with market capitalizations of at least $1 billion that have been identified using a disciplined analytical process. The investment potential of these companies and their industries have been assessed by evaluating:

•	the growth prospects of a company’s industry

•	a company’s relative competitive position in the industry

•	which companies are mature, fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

•	a company’s current operating margins relative to its historic range

•	various measures of relative valuation, including price to cash flow and relative dividend yield

•
indicators of potential stock price appreciation. These could have taken the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors

It is believed that this fundamental analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to create a core portfolio from the identified companies, evaluating each company’s earnings trends and stock valuations, among other things.

In managing the portfolio, the team considers the characteristics of the Russell 1000 Index as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The fixed income securities the Fund invests in are primarily investment grade bonds and notes; however, the Fund may invest up to 10% of its total assets in high yield debt securities which are often referred to as “junk bonds”. The Fund normally invests at least 25% of its assets in senior securities. The Fund may also invest up to 35% of its assets in mortgage-backed and asset-backed securities.

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You’ll find more about
other risks of investing in  this Fund in Other  important information  and in the SAI.

In the fixed income portion of its portfolio, the Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options, and other derivative instruments to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in an underlying asset.

The Fund may also invest in securities that aren’t part of its principal investment strategies, but it won’t hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team may sell a security when the Fund’s asset allocation changes, if there is a deterioration in the issuer’s financial situation, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Fund’s investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

•	may limit the number of buy and sell transactions it makes

•	may try to sell shares that have the lowest tax burden on shareholders

•	may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

Risks and other things to consider
Nations Asset Allocation Fund has the following risks:

•
Investment strategy risk – The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

•
Stock market risk – The value of the stocks the Fund holds can be  affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•
Interest rate risk – The prices of the Fund’s fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

•
Credit risk – The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it’s due. Credit risk usually applies to most fixed income securities, but is

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generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium — a high interest rate or yield — because of the increased risk of loss. These securities also can be subject to greater price volatility.

•
Derivatives risk – The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

•
Mortgage-related risk – The value of the Fund’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

•
Asset-backed securities risk – Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

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NATIONS FUNDS TRUST

ONE BANK OF AMERICA PLAZA
33rd Floor
Charlotte, NC 28255
1-800-626-2275

FORM N-1A

PART C

OTHER INFORMATION

ITEM 23.    Exhibits

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

Exhibit Letter		Description

(a	)	Articles of Incorporation:

(a	)(1)	Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(a	)(2)	Amended and Restated Declaration of Trust last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

(b	)	Bylaws:

Not Applicable

(c	)	Instruments Defining Rights of Securities Holders:

Not Applicable

(d	)	Investment Advisory Contracts:

(d	)(1)
Investment Advisory Agreement between Banc of America Advisors, LLC (formerly Banc of America Advisors, Inc.) (“BA Advisors”) and Nations Funds Trust (“Registrant”) dated March 30, 2000, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

Exhibit Letter		Description

(d	)(2)	BA Advisors Assumption Agreement on behalf of the LifeGoal Portfolios dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(d	)(3)
Investment Advisory Agreement between BA Advisors and the Registrant on behalf of the Fixed Income Sector Portfolios dated August 28, 2002, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(d	)(4)	BA Advisors Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated August 28, 2002, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(d	)(5)
Investment Sub-Advisory Agreement among BA Advisors, Banc of America Capital Management, LLC (formerly Banc of America Capital Management, Inc.) (“BACAP”) and the Registrant dated March 30, 2000, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(d	)(6)
Investment Sub-Advisory Agreement among BA Advisors, Brandes Investment Partners, L.P. (“Brandes”) and the Registrant dated April 9, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

(d	)(7)
Investment Sub-Advisory Agreement among BA Advisors, Gartmore Global Partners (“Gartmore”) and the registrant dated May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(e	)	Underwriting Contract:

(e	)(1)	Distribution Agreement between the Registrant and Stephens Inc. (“Stephens”) dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(f	)	Bonus or Profit Sharing Contracts:

(f	)(1)	Deferred Compensation Plan dated December 9, 1999 last amended February 28, 2002, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2002.

Exhibit Letter	Description

(g)	Custodian Agreements:

(g)(1)
Amended and Restated Custody Agreement between the Registrant and The Bank of New York (“BNY”) dated July 2, 2001, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(g)(2)
Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the LifeGoal Portfolios dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.

(h)	Other Material Contracts:

(h)(1)	Co-Administration Agreement among the Registrant, Stephens and BA Advisors dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(h)(2)	Sub-Administration Agreement among the Registrant, BNY and BA Advisors dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(h)(3)	Shareholder Servicing Plan relating to Investor B Shares, Exhibit I amended August 28, 2002, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(h)(4)	Shareholder Servicing Plan relating to Investor C Shares, Exhibit I amended August 28, 2002, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(h)(5)	Shareholder Servicing Plan relating to Adviser Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(6)	Shareholder Servicing Plan relating to Daily Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

Exhibit Letter	Description

(h)(7)	Shareholder Servicing Plan relating to Investor Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(8)	Shareholder Servicing Plan relating to Liquidity Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(9)	Shareholder Servicing Plan relating to Market Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(10)	Shareholder Servicing Plan relating to Service Class Shares, Schedule I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(11)	Shareholder Administration Plan relating to Investor B and Investor C Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(12)	Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(13)	Shareholder Administration Plan relating to Trust Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(14)
Transfer Agency and Services Agreement between PFPC Inc. (formerly First Data Investor Services Group, Inc.) (“PFPC”) and the Nations Funds family dated June 1, 1995, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(h)(15)	Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(h)(16)	Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

Exhibit Letter	Description

(h)(17)
Sub-Transfer Agency Agreement between PFPC and Bank of America, N.A. (“Bank of America”) dated September 11, 1995, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(h)(18)	Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(h)(19)	Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(h)(20)
Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(h)(21)
Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Master Investment Trust and the Registrant dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(i)	Legal Opinion

(i)(1)	Not Applicable

(j)	Other Opinions

(j)(1)	Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements:

(l)(1)	Investment Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(m)	Rule 12b-1 Plans:

(m)(1)	Shareholder Administration Plan relating to Primary B Shares, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.

Exhibit Letter	Description

(m)(2)	Shareholder Servicing and Distribution Plan relating to Investor A Shares, Exhibit A amended August 28, 2002, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(m)(3)	Distribution Plan relating to Investor B Shares, Exhibit A amended August 28, 2002, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(m)(4)	Distribution Plan relating to Investor C Shares, Exhibit A amended August 28, 2002, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

(m)(5)	Distribution Plan relating to Daily Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(6)	Distribution Plan relating to Investor Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(7)	Distribution Plan relating to Liquidity Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(8)	Distribution Plan relating to Market Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(9)	Distribution Plan relating to Service Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(n)	Financial Data Schedule:

Not Applicable.

(o)	Rule 18f-3 Plan:

(o)(1)	Rule 18f-3 Multi-Class Plan, last amended August 28, 2002, incorporated by reference to Post-Effective Amendment No. 27, filed September 10, 2002.

Exhibit Letter	Description

(p)	Codes of Ethics:

(p)(1)	Nations Funds Family Code of Ethics, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(p)(2)	BA Advisors and BACAP Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2002.

(p)(3)	Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

(p)(4)	Gartmore Code of Ethics, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(p)(5)	Stephens Code of Ethics, incorporated by reference to Post-Effective Amendment No. 5, filed October 13, 2000.

(q)
Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker, Thomas S. Word, Jr., William H. Grigg, Thomas F. Keller, Carl E. Mundy, Jr., James B. Sommers, Cornelius J. Pings and William P. Carmichael, incorporated by reference to Post-Effective Amendment No. 2, filed May 5, 2000.

ITEM 24.    Persons Controlled by of Under Common Control with the Fund

No person is controlled by or under common control with the Registrant.

ITEM 25.    Indemnification

Article VII of the Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1. Co-Administration Agreement with Stephens and BA Advisors;

2. Sub-Administration Agreement with BNY and BA Advisors;

3. Distribution Agreement with Stephens;

4. Custody Agreement with BNY;

5. Custody Agreement with Bank of America, N.A.;

6. Transfer Agency and Services Agreement with PFPC; and

7.      Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the “Trust”) Nations Fund, Inc. (the “Company”), Nations Reserves (“Reserves”) and Nations Master Investment Trust (“Master Trust”) dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the “Offering Documents”), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 26.    Business and Other Connections of the Investment Adviser

To the knowledge of the Registrant, none of the directors or officers of BA Advisors, the adviser to the Registrant’s portfolios, or BACAP, Brandes or Gartmore, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors’ qualifying shares) of BA Advisors, BACAP, Brandes or Gartmore, respectively, or other subsidiaries of Bank of America Corporation.

(a)  BA Advisors performs investment advisory services for the Registrant and certain other customers. BA Advisors is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BA Advisors with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (file no. 801-49874).

(b)  BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly

TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

(c)  Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

(d)  Gartmore performs investment sub-advisory services for the Registrant and certain other customers. Gartmore is a general partnership which is an indirect wholly-owned subsidiary of Nationwide Mutual Insurance Company. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Gartmore with the SEC pursuant to the Advisers Act (file no. 801-48811).

ITEM 27.    Principal Underwriters

(a)  Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Separate Account Trust, Wells Fargo Funds Trust, Wells Fargo Variable Trust, Barclays Global Investors Funds, Inc., and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund, Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.

(b)  Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

(c)  Not applicable.

ITEM 28.    Location of Accounts and Records

(1)  BA Advisors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

(2)  BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

(3)  Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

(4)  Gartmore, Gartmore House, 8 Fenchurch Place, London EC3M 4PH, England (records relating to its function as investment sub-adviser).

(5)  Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

(6)  PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

(7)  BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

(8)  Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

ITEM 29.    Management Services

Not Applicable

ITEM 30.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 23rd day of October, 2002.

NATIONS FUNDS TRUST

By:	/s/ ROBERT H. GORDON
Robert H. Gordon President and Vice Chairman of the Board of Trustees (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

* (A. Max Walker)	Chairman of the Board of Trustees	October 23, 2002

/s/ EDWARD D. BEDARD Edward D. Bedard	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	October 23, 2002

* (Edmund L. Benson, III)	Trustee	October 23, 2002

* (William P. Carmichael)	Trustee	October 23, 2002

/s/ ROBERT H. GORDON Robert H. Gordon	Trustee	October 23, 2002

* (William H. Grigg)	Trustee	October 23, 2002

* (Thomas F. Keller)	Trustee	October 23, 2002

* (Carl E. Mundy, Jr.)	Trustee	October 23, 2002

* (Cornelius J. Pings)	Trustee	October 23, 2002

* (Charles B. Walker)	Trustee	October 23, 2002

* (Thomas S. Word)	Trustee	October 23, 2002

* (James B. Sommers)	Trustee	October 23, 2002

/s/ RICHARD H. BLANK, JR. Richard H. Blank, Jr. *Attorney-in-Fact